Income Taxes - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Change in Unrecognized Tax Benefits is Reasonable Possible [Line Items]
Utilization of non-recognized tax losses offset			€ (13)
Tax losses to be carried forward	€ 13,000	€ 13,000	12,000
Denmark
Significant Change in Unrecognized Tax Benefits is Reasonable Possible [Line Items]
Utilization of non-recognized tax losses offset	0	0	13
Cyprus
Significant Change in Unrecognized Tax Benefits is Reasonable Possible [Line Items]
Utilization of non-recognized tax losses offset	€ 5	€ 5	€ 5